Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrivent ETF Trust
Entity Central Index Key	0001896670
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000234286
Shareholder Report [Line Items]
Fund Name	Thrivent Small-Mid Cap Equity ETF
Class Name	Thrivent Small-Mid Cap Equity ETF
Trading Symbol	TSME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small-Mid Cap Equity ETF (the Fund) for the six months ended March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventetfs.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[1]
AssetsNet	$ 860,976,987
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 2,601,864
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$860,976,987	65	32%	$2,601,864

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	99.8%
Short-Term Investments	0.2%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	33.7%
Information Technology	19.0%
Consumer Discretionary	16.4%
Health Care	8.3%
Financials	8.3%
Materials	5.7%
Consumer Staples	4.8%
Utilities	2.5%
Communication Services	1.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Modine Manufacturing Co.	3.5%
Bel Fuse, Inc., Class B	3.4%
Coherent Corp.	2.7%
Limbach Holdings, Inc.	2.7%
Turning Point Brands, Inc.	2.6%
Element Solutions, Inc.	2.6%
SharkNinja, Inc.	2.5%
CECO Environmental Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Littelfuse, Inc.	2.4%

C000256748
Shareholder Report [Line Items]
Fund Name	Thrivent Core Plus Bond ETF
Class Name	Thrivent Core Plus Bond ETF
Trading Symbol	TCPB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core Plus Bond ETF (the Fund) for the six months ended March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventetfs.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[2]
AssetsNet	$ 403,857,206
Holdings Count | Holding	460
Advisory Fees Paid, Amount	$ 639,100
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$403,857,206	460	49%	$639,100

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Table Summary
Mortgage-Backed Securities	23.5%
U.S. Government & Agencies	20.8%
Financials	18.7%
Collateralized Mortgage Obligations	6.1%
Consumer Staples	5.3%
Asset-Backed Securities	3.8%
Technology	3.7%
Consumer Discretionary	3.4%
Utilities	3.1%
Industrials	2.7%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	99.6%
Short-Term Investments	0.4%

Credit Quality Explanation [Text Block]	The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.
Credit Ratings Selection [Text Block]

Bond Quality Ratings (% of Net Assets)

Table Summary
Value	Value
NR	3.9%
B	0.6%
BA	6.8%
BAA	27.6%
A	9.7%
AA	6.0%
AAA	3.7%
U.S. Gov't Guaranteed	41.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bonds, 4.500%, 11/15/54	3.5%
U.S. Treasury Notes, 4.000%, 05/31/30	2.6%
U.S. Treasury Bonds, 1.875%, 02/15/41	2.2%
U.S. Treasury Bonds, 4.625%, 11/15/44	2.1%
U.S. Treasury Notes, 4.250%, 01/31/30	2.1%
U.S. Treasury Bonds, 3.000%, 08/15/48	2.1%
U.S. Treasury Notes, 3.125%, 11/15/28	1.7%
U.S. Treasury Notes, 3.750%, 10/31/32	1.7%
Federal National Mortgage Association, 3.500%, 05/01/52	1.5%
Federal Home Loan Mortgage Corp., 5.000%, 11/01/55	1.4%

C000263595
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Value ETF
Class Name	Thrivent Mid Cap Value ETF
Trading Symbol	TMVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Value ETF (the Fund) for the period ended March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventetfs.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$22	0.51%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.51%	[3]
Material Change Date	Sep. 30, 2025
AssetsNet	$ 284,453,377
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 473,715
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$284,453,377	83	23%	$473,715

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	98.1%
Short-Term Investments	1.9%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	18.2%
Financials	14.7%
Information Technology	9.5%
Energy	9.3%
Utilities	8.6%
Consumer Discretionary	8.1%
Health Care	7.6%
Real Estate	7.1%
Materials	7.1%
Consumer Staples	5.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
M&T Bank Corp.	2.4%
MKS, Inc.	2.3%
Hexcel Corp.	2.1%
U.S. Bancorp	2.0%
Crown Holdings, Inc.	2.0%
General Dynamics Corp.	2.0%
Labcorp Holdings, Inc.	1.8%
Host Hotels & Resorts, Inc.	1.8%
Wyndham Hotels & Resorts, Inc.	1.8%
Simmons First National Corp., Class A	1.7%

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

C000256749
Shareholder Report [Line Items]
Fund Name	Thrivent Ultra Short Bond ETF
Class Name	Thrivent Ultra Short Bond ETF
Trading Symbol	TUSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Ultra Short Bond ETF (the Fund) for the six months ended March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventetfs.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[4]
AssetsNet	$ 212,319,515
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 197,461
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$212,319,515	441	46%	$197,461

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Table Summary
Financials	38.2%
Asset-Backed Securities	18.3%
Consumer Staples	10.0%
Consumer Discretionary	5.4%
Industrials	5.3%
U.S. Government & Agencies	5.1%
Mortgage-Backed Securities	3.9%
Technology	3.1%
Communication Services	2.9%
Utilities	2.4%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	99.8%
Short-Term Investments	0.2%

Credit Quality Explanation [Text Block]	The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.
Credit Ratings Selection [Text Block]

Bond Quality Ratings (% of Net Assets)

Table Summary
Value	Value
NR	2.3%
BA	3.1%
BAA	34.2%
A	30.1%
AA	7.5%
AAA	17.3%
U.S. Gov't Guaranteed	5.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.125%, 01/31/27	3.8%
Wells Fargo & Co., 5.036%, 04/23/29	1.4%
U.S. Treasury Notes, 4.500%, 05/15/27	1.3%
AbbVie, Inc., 4.131%, 03/03/28	0.9%
Abbott Laboratories, 4.149%, 03/09/29	0.9%
Alphabet, Inc., 3.700%, 02/15/29	0.9%
Honeywell Aerospace, Inc., 4.278%, 03/16/29	0.8%
Goldman Sachs Group, Inc., 4.956%, 04/23/28	0.8%
JPMorgan Chase & Co., 5.040%, 01/23/28	0.7%
Walt Disney Co., 3.750%, 03/14/29	0.7%

C000263596
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Value ETF
Class Name	Thrivent Small Cap Value ETF
Trading Symbol	TSCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Value ETF (the Fund) for the period ended March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventetfs.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$22	0.51%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.51%	[5]
Material Change Date	Sep. 30, 2025
AssetsNet	$ 156,947,076
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 348,433
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$156,947,076	59	23%	$348,433

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.6%
Short-Term Investments	2.4%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	22.9%
Consumer Discretionary	14.8%
Industrials	13.8%
Materials	10.6%
Information Technology	8.9%
Energy	8.2%
Health Care	6.2%
Real Estate	5.5%
Utilities	4.9%
Consumer Staples	1.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Matador Resources Co.	3.1%
Spire, Inc.	2.6%
UMB Financial Corp.	2.4%
Cushman & Wakefield, Ltd.	2.4%
Black Hills Corp.	2.3%
Gulfport Energy Corp.	2.3%
Wintrust Financial Corp.	2.3%
Methanex Corp.	2.3%
Atlantic Union Bankshares Corp.	2.2%
Old National Bancorp	2.2%

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

[1]	Computed on an annualized basis for periods less than one year.
[2]	Computed on an annualized basis for periods less than one year.
[3]	Computed on an annualized basis for periods less than one year.
[4]	Computed on an annualized basis for periods less than one year.
[5]	Computed on an annualized basis for periods less than one year.